REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE NONCONTROLLING INTEREST
Schedule of holders of SBPS

The holders of SBPS were as follows:

	December 31,	December 31,
Holder	2019	2020
	Number of	Number of
	Shares	Shares
L&A International Holdings Limited	10,180,553	10,180,553
Shanghai Oriental Pearl Culture Development Co., Ltd.	17,258,399	17,258,399

Schedule of reconciliation of redeemable noncontrolling interest

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	341,074,539	349,046,548	53,493,724
Net loss attributable to redeemable noncontrolling interest	(4,855,589)	(1,190,122)	(182,394)
Change in redeemable noncontrolling interest	12,827,598	1,190,122	182,394
Redeemable noncontrolling interest ending balance	349,046,548	349,046,548	53,493,724